Securities	3 Months Ended
Jan. 31, 2019
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Securities

Note 2: Securities

Classification of Securities

The bank’s fair value through profit or loss (“FVTPL”) securities of $12,280 million ($11,611 million as at October 31, 2018) are comprised of $2,677 million mandatorily measured at fair value and $9,603 million designated at fair value ($2,828 million and $8,783 million, respectively, as at October 31, 2018).

In addition, our fair value through other comprehensive income (“FVOCI”) securities totalling $66,696 million ($62,440 million as at October 31, 2018), are net of allowance for credit losses of $2 million ($2 million as at October 31, 2018).

Amortized cost securities totalling $7,272 million ($6,485 million as at October 31, 2018), are net of allowance for credit losses of $1 million ($1 million as at October 31, 2018).

Unrealized Gains and Losses on FVOCI Securities

The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)				January 31, 2019				October 31, 2018
	Cost/	Gross	Gross		Cost/	Gross	Gross
	Amortized cost	unrealized gains	unrealized losses	Fair value	Amortized cost	unrealized gains	unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	13,072	27	17	13,082	12,884	1	80	12,805
Canadian provincial and municipal governments	7,310	54	11	7,353	6,896	8	42	6,862
U.S. federal government	17,393	152	208	17,337	17,403	4	584	16,823
U.S. states, municipalities and agencies	3,936	30	19	3,947	3,694	16	55	3,655
Other governments	5,493	43	5	5,531	4,818	2	30	4,790
National Housing Act (NHA) mortgage-backed securities (MBS)	2,623	11	3	2,631	2,382	6	18	2,370
U.S. agency MBS and collateralized mortgage obligations (CMO)	11,552	12	261	11,303	11,811	2	496	11,317
Corporate debt	5,426	31	9	5,448	3,783	6	33	3,756
Corporate equity	64	-	-	64	62	-	-	62
Total	66,869	360	533	66,696	63,733	45	1,338	62,440

  Unrealized gains (losses) may be offset by related (losses) gains on fair value hedge contracts.

Interest Income on Debt Securities

The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)
For the three months ended	January 31, 2019	January 31, 2018
FVOCI - Debt	392	226
Amortized cost	40	49
Total	432	275